Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Disclosure of detailed information on earnings per share

Profit attributable to the ordinary shareholders of the parent company
	2022	2021	2020
	$m	$m	$m
Profit attributable to shareholders of the parent company	16,035	13,917	5,229
Dividend payable on preference shares classified as equity	—	(7)	(90)
Coupon payable on capital securities classified as equity	(1,213)	(1,303)	(1,241)
Year ended 31 Dec	14,822	12,607	3,898

Basic and diluted earnings per share
	2022			2021			2020
	Profit	Number of shares	Per share	Profit	Number of shares	Per share	Profit	Number of shares	Per share
	$m	(millions)	$	$m	(millions)	$	$m	(millions)	$
Basic[1]	14,822	19,849	0.75	12,607	20,197	0.62	3,898	20,169	0.19
Effect of dilutive potential ordinary shares		137			105			73
Diluted[1]	14,822	19,986	0.74	12,607	20,302	0.62	3,898	20,242	0.19
1Weighted average number of ordinary shares outstanding (basic) or assuming dilution (diluted).